Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 03, 2017
0.73% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021	2021
Interest rate	0.73%	0.73%
Description of floating rate basis	Libor + 0.525%	Libor + 0.525%
Basis spread on floating rate	0.525%	0.525%
0.75% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021	2021
Interest rate	0.75%	0.75%
Description of floating rate basis	Libor + 0.572%	Libor + 0.572%
Basis spread on floating rate	0.572%	0.572%
0.06% due 2031, floating interest rate at Euribor + 0.583% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2031	2031
Interest rate	0.06%	0.06%
Description of floating rate basis	Euribor + 0.583%	Euribor + 0.583%
Basis spread on floating rate	0.583%	0.583%
0.06% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028	2028
Interest rate	0.06%	0.06%
Description of floating rate basis	Euribor + 0.589%	Euribor + 0.589%
Basis spread on floating rate	0.589%	0.589%
0.15% due 2031, floating interest rate at Euribor + 0.660% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2031	2031
Interest rate	0.15%	0.15%
Description of floating rate basis	Euribor + 0.660%	Euribor + 0.660%
Basis spread on floating rate	0.66%	0.66%
0.05% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2029	2029
Interest rate	0.05%	0.05%
Description of floating rate basis	Euribor + 0.564%	Euribor + 0.564%
Basis spread on floating rate	0.564%	0.564%
0.15% due 2027, floating interest rate at Euribor + 0.690% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	0.15%	0.15%
Description of floating rate basis	Euribor + 0.690%	Euribor + 0.690%
Basis spread on floating rate	0.69%	0.69%
0.25% due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate			0.25%
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2024	2024
Interest rate	0.25%	0.25%
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2025	2025
Interest rate	0.00%	0.00%
0.37% (weighted average), due 2021-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.37%	0.37%
0.37% (weighted average), due 2021-2028, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021	2021
0.37% (weighted average), due 2021-2028, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028	2028
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	0.00%	0.00%